Document and Entity Information	Oct. 14, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2021
Entity Registrant Name	RANGER OIL CORPORATION
Entity Incorporation, State or Country Code	VA
Entity File Number	1-13283
Entity Tax Identification Number	23-1184320
Entity Address, Address Line One	16285 Park Ten Place, Suite 500
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	722-6500
Entity Information, Former Legal or Registered Name	Penn Virginia Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ROCC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000077159